Derivative instruments and hedging activities - Additional information (Detail) - JPY (¥) ¥ in Billions	Sep. 30, 2024	Mar. 31, 2024
Derivative Instruments, Gain (Loss) [Line Items]
Derivative liability position with credit-risk-related contingent features	¥ 749	¥ 755
Collateral pledged for derivative instruments with credit-risk-related contingent features that are in a liability position	575	619
Additional collateral required to be posted, aggregate fair value	¥ 8	¥ 27